Share capital and additional paid-in capital (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Schedule of share capital and additional paid-in capital

	Share capital	Additional paid-in capital	Total
Balance at December 31, 2023	998,744	13,508	1,012,252
Payment of Other reserve constitution - Share-based compensation plan	-	79	79
Balance at December 31, 2024	998,744	13,587	1,012,331

Balance at December 31, 2025	998,744	13,587	1,012,331